Finance debts - Additional information (Details) € in Millions, T in Millions	12 Months Ended
	Dec. 31, 2025 GW	Dec. 31, 2024 T	Dec. 31, 2022 EUR (€)	Dec. 31, 2021 EUR (€)	Dec. 01, 2021 EUR (€)
Borrowings
Increase (decrease) in finance debts			€ (877)
Debts subjected to covenants			862		€ 899
Borrowings			26,917	€ 27,794	€ 27,794
Undrawn borrowing facilities			8,298	5,114
Changes in the scope of consolidation			(1,571)	808
Lease liabilities assumptions			2,401	€ 1,102
Plenitude
Borrowings
Changes in the scope of consolidation			580
Exploration & Production
Borrowings
Changes in the scope of consolidation			2,013
Committed borrowing facilities
Borrowings
Undrawn borrowing facilities			8,298
Committed borrowing facilities | Refining & Marketing
Borrowings
Undrawn borrowing facilities			€ 8,100
Minimum
Borrowings
Discount rates used to measure fair value of financial debt			1.80%	(0.30%)
Maximum
Borrowings
Discount rates used to measure fair value of financial debt			5.10%	1.70%
Sustainability-linked contracts with banks
Borrowings
Borrowings			€ 1,300
Sustainability-linked bond
Borrowings
Nominal value			1,000
Borrowings			998	€ 998
Net carbon footprint upstream target | T		7.4
Renewable energy capacity target | GW	5
Ordinary Bonds
Borrowings
Nominal value			18,376
Borrowings			18,512	18,962
Ordinary Bonds | Not later than 18 months
Borrowings
Borrowings			2,723
Euro Medium Term Notes
Borrowings
Nominal value			15,800
Maximum amount issuable			20,000
Euro Medium Term Notes, Ordinary Bonds
Borrowings
Nominal value			14,834
Borrowings			14,953
Other Bonds
Borrowings
Nominal value			3,542
Borrowings			€ 3,559
Convertible Bonds
Borrowings
Borrowings				€ 399